UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21605
                                                     ---------

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 345 Park Avenue
                               New York, NY 10154
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     John H. Kim, Director & Senior Counsel
                            Deutsche Asset Management
                                 345 Park Avenue
                               New York, NY 10154
       ------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-454-6849
                                                            ------------
                        Date of fiscal year end: March 31
                                                 --------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

          THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC

                              FINANCIAL STATEMENTS

                                   (unaudited)

                   For the Six Months Ended September 30, 2006

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                              Financial Statements

                                   (unaudited)

                   For the Six Months Ended September 30, 2006




                                    CONTENTS

Statement of Assets, Liabilities, and Members' Capital .................      1
Schedule of Investments.................................................    2-3
Statement of Operations.................................................      4
Statement of Changes in Members' Capital................................      5
Statement of Cash Flows.................................................      6
Financial Highlights....................................................      7
Notes to Financial Statements...........................................   8-13
Directors and Officers Biographical Data................................  14-18
Portfolio Proxy Voting Policies and Procedures; SEC Filings.............     19
Components of Net Assets by Investment Strategy ...... .................     20

                                                                             1
          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

              Statement of Assets, Liabilities and Members' Capital
                                   (unaudited)
                               SEPTEMBER 30, 2006

ASSETS
Investments in investment funds, at fair value (cost $71,836,108)    $81,627,381
Cash and cash equivalents                                              4,984,871
Investments in investment funds made in advance                        1,900,000
Receivable for investment funds sold                                   1,118,856
Receivable from Advisor                                                   71,603
Prepaid expenses                                                          39,168
Other assets                                                              13,706
                                                                     -----------
         TOTAL ASSETS                                                $89,755,585
                                                                     ===========



LIABILITIES
Subscriptions received in advance                                      3,221,728
Management fee payable                                                   227,537
Professional fees payable                                                101,760
Taxes payable                                                             95,966
Board preparation fees payable                                            68,750
Registration fees payable                                                 37,004
Administration fees payable                                               26,668
Investor services fees payable                                            26,510
Custodian fees payable                                                     2,200
Other fees payable                                                        23,350
                                                                     -----------
         TOTAL LIABILITIES                                             3,831,473
                                                                     -----------

MEMBERS' CAPITAL                                                      85,924,112
                                                                     -----------

TOTAL LIABILITIES AND MEMBERS' CAPITAL                               $89,755,585
                                                                     ===========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                             Schedule of Investments
                                   (unaudited)
                               September 30, 2006


                                                                                                                        % OF
                                                                                                                       MEMBERS'
STRATEGY             INVESTMENT FUND                                    COST         FAIR VALUE           LIQUIDITY    CAPITAL
--------             ---------------                                    ----         ----------           ---------    -------
Event Driven         Avenue Europe Investments, L.P.                $    932,212     $ 1,175,564          Quarterly      1.4%
                     Gracie Capital L.P.                               2,000,000       2,241,634          Annually       2.6%
                     Harbinger Capital Partners I, L.P.                1,374,965       1,721,302          Quarterly      2.0%
                     Jana Partners Qualified, L.P.                     2,450,000       2,696,026          Quarterly      3.1%
                     Marathon Special Opportunity Fund, L.P.           1,500,000       1,758,638          Annually       2.0%
                     Merced Partners, L.P.                             1,550,000       1,906,150          Annually       2.2%
                     Perry Partners, L.P.                              2,600,000       3,004,144          Annually       3.5%
                     Strategic Value Restructuring Fund, L.P.            870,036       1,211,576          Annually       1.5%
                     Venor Capital Partners, L.P.                      1,500,000       1,577,606          Quarterly      1.8%
                                                                    ---------------------------------------------------------
Total Event Driven                                                    14,777,213      17,292,640                        20.1%

Global Macro         Anglian Commodities U.S. Feeder Fund, L.L.C.        900,000       1,032,063          Annually       1.2%
                     Bear Stearns Emerging Markets Macro Fund, L.P.      700,000         803,785          Monthly        0.9%
                     Bridgewater Pure Alpha Trading Fund I             1,112,167       1,248,284          Monthly        1.4%
                     Drawbridge Global Macro Fund, L.P.                1,352,845       1,798,332          Quarterly      2.1%
                     Gondwana Fund, Ltd.                                 850,000         822,225          Monthly        1.0%
                     Grinham Diversified Fund Ltd.                       800,000         784,517          Monthly        0.9%
                     GSA Capital Macro Partners, L.P.                    700,000         684,864          Monthly        0.8%
                     Red Kite Compass Fund, L.P.                         500,000         573,750          Quarterly      0.7%
                                                                    ----------------------------                        -----
Total Global Macro                                                     6,915,012       7,747,820                         9.0%

Long/Short Equity    Artha Emerging Markets Fund, L.P.                 1,050,000       1,505,040          Quarterly      1.8%
                     Blue Crest Equity Fund, L.P.                      1,650,000       1,638,828          Quarterly      1.9%
                     Bonanza Partners L.P.                             1,250,000       1,434,326          Quarterly      1.7%
                     Delta Fund Europe L.P.                            1,532,438       2,250,741          Quarterly      2.6%
                     Delta Institutional L.P.                          1,650,000       1,623,131          Quarterly      1.9%
                     Gandhara Fund L.P.                                1,870,000       2,076,287          Quarterly      2.4%
                     Hard Assets Partners, L.P.                        1,200,000       1,546,322          Monthly        1.8%
                     Hayground Cove Institutional Partners, L.P.       1,150,000       1,336,084          Quarterly      1.5%
                     Ivory Flagship Fund, L.P.                         1,400,000       1,813,578          Monthly        2.1%
                     Kinetics Partners, L.P.                           1,260,805       1,769,782          Quarterly      2.1%

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                                   (unaudited)
                               September 30, 2006


                                                                                                                        % OF
                                                                                                                       MEMBERS'
STRATEGY             INVESTMENT FUND                                    COST         FAIR VALUE           LIQUIDITY    CAPITAL
--------             ---------------                                    ----         ----------           ---------    -------
                     Prism Partners QP, L.P.                          $1,575,000      $1,639,872          Quarterly      1.9%
                     Seligman Tech Spectrum Fund LLC                   1,375,000       1,620,330          Quarterly      1.9%
                     SR Global, L.P. Asia                              1,625,000       2,160,823          Monthly        2.5%
                     TCS Capital II, L.P.                              1,475,000       2,001,934          Annually       2.3%
                     Third Coast Capital QP, L.P.                      1,400,000       1,398,790          Quarterly      1.6%
                     Torrey Pines Fund, L.L.C                            899,024       1,040,476          Quarterly      1.2%
                     Tracer Capital Partners QP, LP                    1,700,000       2,033,952          Quarterly      2.4%
                     UC Financials Fund Limited                        1,350,000       1,876,981          Monthly        2.2%
                     WF Japan Fund Limited                               750,000         774,348          Monthly        0.9%
                                                                    ----------------------------                        -----
Total Long/Short Equity                                               26,162,267      31,541,625                        36.7%

Relative Value       All Blue Limited                                  1,600,000       1,548,580          Monthly        1.8%
                     Amaranth Capital Partners, LLC                    2,150,000       1,021,375          Annually       1.2%
                     Black River Global Multi-Strategy
                        Leveraged Fund, L.L.C.                         2,900,000       3,033,179          Annually       3.5%
                     Blue Crest Capital, L.P.                            750,000         719,405          Quarterly      0.8%
                     Bogle World Fund, L.P.                            2,400,000       2,773,974          Quarterly      3.2%
                     Citadel Wellington Partners, L.L.C                3,400,000       4,394,568          Quarterly      5.1%
                     D.B. Zwirn Special Opportunities, L.P.            1,250,000       1,341,165          Annually       1.6%
                     Ellington Overseas Partners, Ltd.                 1,150,000       1,289,183          Annually       1.5%
                     HBK Offshore Fund Ltd.                            3,400,000       3,691,894          Quarterly      4.3%
                     Highbridge Asia Opportunities Fund, L.P.          1,150,000       1,154,830          Quarterly      1.4%
                     Julius Baer Diversified Fixed Income Hedge
                        Fund                                             881,616         977,351          Monthly        1.2%
                     Linden International Ltd.                         1,950,000       2,003,714          Quarterly      2.3%
                     Marathon Fund L.P.                                1,000,000       1,096,078          Monthly        1.3%

                                                                    ----------------------------                        -----
Total Relative Value                                                  23,981,616      25,045,296                        29.2%
                                                                    ----------------------------                        -----
                  Total                                              $71,836,108     $81,627,381                        95.0%
                                                                                                                       ------
                  Other Assets in Excess of Liabilities                                4,296,731                         5.0%
                                                                                     -----------                       ------
                  Members' Capital                                                   $85,924,112                       100.0%
                                                                                     ===========                       ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC


                             Statement of Operations
                                   (unaudited)
                   For the Six Months Ended September 30, 2006



INVESTMENT INCOME
   Interest income                                                                    $    62,468


EXPENSES
   Management fees                                                      $ 408,588
   Professional fees                                                      160,798
   Board of Directors fees and expenses                                    61,233
   Administration fees                                                     55,388
   Investor services fees                                                  38,563
   Insurance fees                                                          32,955
   Registration fees                                                       14,438
   Custodian fees                                                           8,509
   Printing fees                                                            5,000
   Other expenses                                                             618
                                                                        ---------
       Total expenses                                                     786,090

   Management fees waived by Adviser                                      (69,547)
                                                                        ---------

       Net expenses                                                                       716,543
                                                                                      -----------
       NET INVESTMENT LOSS                                                               (654,075)
                                                                                      -----------

   Losses from investment fund transactions
       Net realized loss from investment funds redeemed                  (234,133)
       Net change in unrealized depreciation on investment funds         (398,307)
                                                                        ---------
       NET LOSSES FROM INVESTMENT FUNDS TRANSACTIONS                                     (632,440)
                                                                                      -----------

   NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                           $(1,286,515)
                                                                                      ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                    Statements of Changes in Members' Capital


                                                                 FOR THE SIX
                                                                MONTHS ENDED              YEAR ENDED
                                                             SEPTEMBER 30, 2006         MARCH 31, 2006
                                                                 (UNAUDITED)              (UNAUDITED)
                                                             ------------------         --------------
FROM INVESTMENT ACTIVITIES
   Net investment loss                                          $  (654,075)              $(1,084,665)
   Net realized gains (losses) of investment funds
      redeemed                                                     (234,133)                  998,415
   Net change in unrealized appreciation (depreciation)
      on investment funds                                          (398,307)                7,700,870
                                                                -----------               -----------
      NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                 (1,286,515)                7,614,620

FROM MEMBERS' CAPITAL TRANSACTIONS

   Subscriptions                                                 16,664,810                36,559,361
   Redemptions                                                   (1,424,904)              (27,011,363)
   Distributions                                                    (40,601)                 (165,055)
                                                                -----------               -----------
      NET CHANGE IN MEMBERS' CAPITAL FROM CAPITAL
         TRANSACTIONS                                            15,199,305                 9,382,943
                                                                -----------               -----------
      NET CHANGE IN MEMBERS' CAPITAL                             13,912,790                16,997,563

Members' Capital at beginning of period                          72,011,322                55,013,759
                                                                -----------               -----------
Members' Capital at end of period                               $85,924,112               $72,011,322
                                                                ===========               ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                             Statement of Cash Flows
                                   (unaudited)
                   For the Six Months Ended September 30, 2006


CASH FLOWS FROM OPERATING ACTIVITIES
   Net decrease in Members' Capital from operations                             $ (1,286,515)
   Adjustments to reconcile net decrease in Members' Capital from operations to net cash used in operating
   activities:
      Purchases of investment funds                                              (18,475,000)
      Sales of investment funds                                                    4,652,338
      Net realized losses from investment funds redeemed                             234,133
      Net change in unrealized depreciation on investment funds                      398,307
      Decrease  in investment in investment funds made in advance                  3,050,000
      Decrease in receivable for investment funds sold                               942,015
      Increase in receivable from Advisor                                            (43,106)
      Increase in prepaid expenses                                                   (26,635)
      Increase in other assets                                                        (7,823)
      Increase in management fee payable                                             120,634
      Decrease in professional fees payable                                          (86,252)
      Increase in taxes payable                                                       65,118
      Increase in board preparation fees payable                                      18,750
      Increase in registration fees payable                                            7,403
      Increase in administration fees payable                                         13,334
      Increase in investor services fees payable                                      15,000
      Increase in other fees payable                                                  13,063
                                                                                ------------
         NET CASH USED IN OPERATING ACTIVITIES                                   (10,395,236)
                                                                                ------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Subscriptions                                                                  16,663,381
   Redemptions                                                                    (1,424,904)
   Distributions                                                                     (40,601)
                                                                                ------------
      NET CASH PROVIDED BY FINANCING ACTIVITIES                                   15,197,876
                                                                                ------------

NET INCREASE IN CASH                                                               4,802,640
Cash and cash equivalents at beginning of period                                     182,231
                                                                                ------------
Cash and cash equivalents at end of period                                      $  4,984,871
                                                                                ============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW ACTIVITY
Taxes paid                                                                      $        983
                                                                                ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                              Financial Highlights


                                                                                     PERIOD FROM
THE FOLLOWING REPRESENTS                                                          OCTOBER 1, 2004
THE RATIOS TO AVERAGE                                                              (COMMENCEMENT
NET ASSETS AND OTHER                        FOR THE SIX                            OF OPERATIONS)
FINANCIAL HIGHLIGHTS                       MONTHS ENDED           YEAR ENDED       THROUGH MARCH
INFORMATION FOR THE                     SEPTEMBER 30, 2006      MARCH 31, 2006        31, 2005
PERIOD/YEAR:                                (UNAUDITED)           (UNAUDITED)        (UNAUDITED)
                                        ---------------------------------------------------------

   Ratios to average net assets:

      Net investment loss (b)                (1.60%)(a)             (1.60%)            (1.67%)(a)

      Net expenses (b)(c)                     1.75% (a)              1.75%              1.75% (a)

Total return                                 (1.43%)(d)             11.27%              5.04% (d)

Portfolio turnover rate                          6%                    39%                 3%

Members' Capital, end of
period (thousands)                        $ 85,924                $72,011            $55,014

(a) Annualized for periods of less than one year.
(b) The Adviser waived $69,547 of fees for the six months ended September 30, 2006. The net investment loss ratio would have been 0.17% greater and the total expenses ratio would have been 0.17% greater had these fees and expenses not been waived and reimbursed by the Adviser.
    The Adviser waived and reimbursed $113,973 and $265,284 of fees and expenses for the periods ended March 31, 2006 and 2005, respectively. The net investment loss ratio would have been
    0.17% and 1.17% greater and the total expenses ratio would have been 0.17% and 1.17% greater had these fees and expenses not been waived and reimbursed by the Adviser.
(c) Expense ratios for the underlying Investment Funds are not included in the Fund's expense ratio.
(d) Not annualized.

The above ratios and total returns are calculated for all Members taken as a whole. An individual investor's return may vary from these returns based on the timing of capital transactions.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.  ORGANIZATION

The Topiary Master Fund for Benefit Plan Investors (BPI) LLC (the "Fund") was organized as a Delaware limited liability company on July 16, 2004. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's interests (the "Interests") are registered under the Securities Act of 1933, as amended (the "1933 Act"), but are subject to substantial limits on transferability and resale.

The Fund's investment objective is to generate long-term capital appreciation through a diversified portfolio with volatility that is lower than that of the equity markets and returns that demonstrate little to no correlation with either equity or bond markets. The Fund acts as a "Master Fund" utilizing capital generated by investments by The Topiary Offshore Fund for Benefit Plan Investors
(BPI) LDC (the "Offshore Fund") and through direct investments by other Members. The Offshore Fund's capital is generated by investments by The Topiary Fund for Benefit Plan Investors (BPI) LLC (the "Onshore Fund"). At September 30, 2006, the investment by the Offshore Fund constitutes 98.7% of the investment capital of the Master Fund, and the Onshore Fund constitutes 100% of the investment capital of the Offshore Fund. The balance of the Fund's capital, approximately 1.3%, comprises a direct investment by DBAH Capital LLC, an affiliate of DB Investment Managers, Inc. The Fund will attempt to achieve its investment objective by investing in the securities of approximately 50 to 100 Investment Funds (the "Investment Funds") to be managed pursuant to various alternatives or non-traditional investment strategies, which may be viewed as encompassing four broadly defined primary categories; Relative Value; Event Driven; Long/Short Equity; and Global Macro. The Fund commenced operations on October 1, 2004.

The Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Fund on behalf of the members (the "Members"). All of the Board are and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Fund.

DB Investment Managers, Inc. (the "Adviser") serves as the investment adviser of the Fund subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the "Investment Management Agreement"). Pursuant to the Investment Management Agreement, the Adviser provides the Fund with ongoing investment guidance, policy direction, and monitoring of the Fund. The Adviser is an indirect wholly owned subsidiary of Deutsche Bank AG ("Deutsche Bank"), an international commercial and investment banking group, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

Generally, initial and additional applications for interests by eligible investors may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any applications for interests in the Fund. The Fund from time to time may offer to

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

1.  ORGANIZATION (CONTINUED)

repurchase Interests. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion. On behalf of non-U.S. Members the Fund withholds and pays taxes on U.S. source income allocated from Investment Funds.

2.  SIGNIFICANT ACCOUNTING POLICIES

A.   PORTFOLIO VALUATION

The net asset value of the Fund is determined by or at the direction of the Adviser as of the last business day of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

The net asset value of the Fund equals the value of the Fund's assets less the Fund's liabilities, including accrued fees and expenses. The Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in an Investment Fund represents the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund's interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that an Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well any other relevant information available at the time the Fund values its portfolio. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

B.   INCOME RECOGNITION AND SECURITY TRANSACTIONS

Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C.   FUND COSTS

The Fund bears all expenses incurred in its business other than those that the Adviser assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

D.   INCOME TAXES

The Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Accordingly, no provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss. On behalf of the Fund's foreign members', the Fund withholds and pays taxes on U.S. source income and U.S. effectively connected income, if any, allocated from underlying Investment Funds to the extent such income is not exempted from withholdings under the Internal Revenue Code and Regulations there under. Such amounts are treated by the Members as withholding tax credits for federal income tax purposes. The actual amount of such taxes is not known until all K-1s from underlying funds are received, usually in the following tax year. Prior to the final determination, the amount of the tax is estimated based on information available. The final tax could be different from the estimated tax and the difference could be significant.

E.   CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of monies on deposit at PNC Bank, N.A. The Fund treats all financial instruments that mature within three months as cash equivalents.

F.   USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H.   EXPENSE LIMITATION

Pursuant to the Expense Limitation Agreement, the Adviser has contractually agreed to waive fees and/or reimburse the Fund's expenses to the extent necessary to ensure that the Fund's annualized expenses (excluding the Incentive Allocation, if any) will not exceed 1.75%. The initial term of the Expense Limitation Agreement is the first fiscal year of the Fund's operations, and will be automatically renewed for each fiscal year thereafter unless the Adviser provides written notice to the Fund and the Master Fund of the termination of the Expense Limitation Agreement at least 30 days prior to the end of the then-current term.

3.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Adviser provides certain management and administration services to the Fund, including, among other things, providing office space and other support services. In consideration for such management services, the Fund pays the Adviser a monthly management fee (the "Management Fee") at an annual rate of 1.00% of the Fund's month end net assets, including assets attributable to the Adviser (or its affiliates) and before giving effect to any repurchases by the Fund. The Management Fee accrues monthly and is payable at the end of each quarter. Management fee for the six months ended September 30, 2006 was $408,588 of which $227,537 was payable at period end.

The Adviser has contractually agreed to a waiver of its fees and/or reimbursement of the Fund's expenses to the extent necessary so that the Fund's annualized expenses do not exceed 1.75% ("Expense Limitation Agreement") during the year through March 31, 2006. For the six months ended September 30, 2006, the Adviser waived management fees of $69,547.

In accordance with the terms of the administration agreement (the "Administration Agreement") and with the approval of the Fund's Board, PFPC, Inc. (an affiliate of PNC Bank, N.A.) ("PFPC") serves as the Fund's administrator pursuant to the administration agreement between PFPC and the Fund. Under the Administration Agreement, PFPC provides administrative and accounting services to the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC a fee for services rendered.

The Fund has entered into an investor services agreement with PFPC, whereby PFPC provides investor services and transfer agency functions for the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC a fee for services rendered.

The Adviser has also retained one of its affiliates, Investment Company Capital Corporation ("ICCC"), to provide sub-administration services pursuant to the Board services agreement.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

3.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

Under this agreement, ICCC, among other things: drafts Board agendas and resolutions; prepares Board materials; communicates with the Directors; and drafts Board-meeting minutes. As compensation for services set forth herein that are rendered by ICCC during the term of this Agreement, the Funds pays ICCC a fee for services rendered.

Each Board member who is not an employee of the Adviser, or one of its affiliates, receives an annual retainer of $8,000 plus a fee for each meeting attended. The chairman of the audit committee also receives an additional annual fee of $1,000. These Board members are also reimbursed by the Fund for all reasonable out of pocket expenses.

PFPC Trust Company (also an affiliate of PNC Bank, N.A.) serves as custodian of the Fund's assets and provides custodial services to the Fund.

Under the terms of an investor servicing agreement (the " Underwriting Agreement") between the Fund and Scudder Distributors, Inc. (the "Distributor"), the Distributor is authorized to retain brokers, dealers and certain financial advisers ("Investor Service Providers") to provide ongoing investor services and account maintenance services to Members that are their customers. The Distributor bears all of its expenses of providing distribution services as described under the Underwriting Agreement.

4.   SECURITY TRANSACTIONS

As of September 30, 2006, the Fund had investments in Investment Funds, none of which were related parties. Aggregate purchases of Investment Funds amounted to $18,475,000 and aggregate sales of Investment Funds amounted to $4,652,338 for the six months ended September 30, 2006.

At September 30, 2006, the estimated cost of investments for Federal income tax purposes was $71,836,108. As of that date, net unrealized appreciation on investments was estimated to be $9,791,273, made up of gross unrealized appreciation on investments of $11,099,558 and gross unrealized depreciation on investments of $1,308,285.

5.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund. The Fund itself does not invest in securities with off-balance sheet risk.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

6.       CONCENTRATION OF RISK

The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

Various risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks relating to limited liquidity.

7.  GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of warranties and representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund's management expects the risk of loss to be remote.

8.  RECENT ACCOUNTING PRONOUNCEMENT

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

9.  SUBSEQUENT EVENT

In October 2006, the Fund effected subscriptions from Members of $3,351,678, of which $3,221,728 were received prior to October 1, 2006.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED)
--------------------------------------------------------------------------------

The business of the Fund is managed under the direction of the Board. Subject to the provisions of the Operating Agreement and Delaware law, the Directors have all powers necessary and convenient to carry out the responsibility. The Directors and Officers of the Fund, their addresses, their ages and descriptions of their principal occupations during the past five years are listed below.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                                      TERM OF           PRINCIPAL            IN FUND
                                        POSITION(S)  OFFICE(i) &      OCCUPATION(S)          COMPLEX               OTHER
                                         HELD WITH   LENGTH OF       DURING THE PAST       OVERSEEN BY         DIRECTORSHIPS
        NAME, ADDRESS AND AGE              FUND     TIME SERVED          5 YEARS            DIRECTOR          HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Nolan T. Altman (ii)                    Director    Since         President, NTA                3        Director, State
c/o The Topiary Master Fund for                     inception     Consulting (financial                  University of New York at
Benefit Plan Investors (BPI) LLC                                  services consulting)                   Albany Foundation (1998
25 DeForest Ave.                                                  (2001 to present).                     to present); Director,
Summit, NJ  07901-2154                                            Formerly, Chief                        Phinity Offshore Fund,
(9/18/55)                                                         Financial Officer,                     Ltd., Tiger Asia Overseas
                                                                  Tiger Management                       Fund, Ltd. Offshore Fund;
                                                                  (Investment adviser                    Tiger Global, Ltd., TS I
                                                                  to hedge funds) (1993                  Offshore Limited (2004 to
                                                                  to 2001).                              present); Tiger Consumer
                                                                                                         Partners Offshore Fund,
                                                                                                         Ltd (2006).
------------------------------------------------------------------------------------------------------------------------------------


----------
(i) Each Director serves for the duration of the Fund, or until his death, resignation, termination, removal or retirement.

(ii) Since March 2003, Messrs. Altman and Citron have served as members of the Conflicts Advisory Board of certain private investment funds managed by DBIM or its affiliates. This Conflicts Advisory Board meets on an intermittent basis to evaluate whether specific transactions involving the private investment funds raise conflicts of interest with DBIM, its affiliates, or accounts managed by DBIM or its affiliates.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (CONTINUED)(UNAUDITED)
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                                      TERM OF           PRINCIPAL            IN FUND
                                        POSITION(S)  OFFICE(i) &      OCCUPATION(S)          COMPLEX               OTHER
                                         HELD WITH   LENGTH OF       DURING THE PAST       OVERSEEN BY         DIRECTORSHIPS
        NAME, ADDRESS AND AGE              FUND     TIME SERVED          5 YEARS            DIRECTOR          HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Louis S. Citron (ii)                   Director     Since         General Counsel, New          3              None
c/o The Topiary Master Fund for                     Inception     Enterprise Associates
Benefit Plan Investors (BPI) LLC                                  (venture capital firm)
25 DeForest Ave.                                                  (2001 to present).
Summit, NJ  07901-2154
(1/31/65)
------------------------------------------------------------------------------------------------------------------------------------

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (CONTINUED)(UNAUDITED)
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                                      TERM OF           PRINCIPAL            IN FUND
                                        POSITION(S)  OFFICE(i) &      OCCUPATION(S)          COMPLEX               OTHER
                                         HELD WITH   LENGTH OF       DURING THE PAST       OVERSEEN BY         DIRECTORSHIPS
        NAME, ADDRESS AND AGE              FUND     TIME SERVED          5 YEARS            DIRECTOR          HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Edward T. Tokar                         Director      Since        Sr. Managing Director         3        Director, Gabelli
c/o The Topiary Master Fund for                       Inception    of Investments, Beacon                 Dividend & Income
Benefit Plan Investors (BPI) LLC                                   Trust Co. (2004 to                     Trust (2003 to
25 DeForest Ave.                                                   present); Chief                        present); Trustee,
Summit, NJ  07901-2154                                             Executive Officer,                     Levco Series Trust
(6/12/47)                                                          Allied Capital Mgmt.                   Mutual Funds    (2
                                                                   LLC (registered                        portfolios) (2001 to
                                                                   investment adviser -                   present); Director,
                                                                   wholly owned subsidiary                Allied Capital
                                                                   of Honeywell) (1998 to                 Manage-ment LLC (1998
                                                                   2004); and Vice                        to 2004).  Formerly,
                                                                   President -                            Trustee, Scudder MG
                                                                   Investments, Honeywell                 Investment Trust
                                                                   International, Inc.                    (formerly Morgan
                                                                   (advanced technology                   Grenfell Investment
                                                                   and manufacturer) (1977                Trust (11 portfolios)
                                                                   to 2004).                              (1994 to 2002).
------------------------------------------------------------------------------------------------------------------------------------

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (CONTINUED)(UNAUDITED)
--------------------------------------------------------------------------------


OFFICERS
---------------------------------------------------------------------------------------------------------------------

        NAME, ADDRESS AND AGE          POSITIONS HELD WITH FUND           PRINCIPAL OCCUPATION(S) DURING THE
                                                                                     LAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
Pamela Kiernan(iii)                  President                   Chief Operating Officer, DB Absolute Return
DB Absolute Return Strategies                                    Strategies (2005 to present).  Formerly, Chief
280 Park Avenue, 9Th Floor                                       Operating Officer - Americas, DB Advisors LLC
New York, NY 10017                                               (2004); Chief Operations Officer - America, Deutsche
(9/16/68)                                                        Bank Global Equities (2002 to 2004); Business
                                                                 Management - Trading, Deutsche Bank Global Equities
                                                                 (1997 to 2002).
---------------------------------------------------------------------------------------------------------------------
Joshua Kestler(iii)                  Vice President              Head of Product Structuring, DB Absolute Return
Deutsche Asset Management                                        Strategies (2004 to present); Associate, Schulte
25 DeForest Ave., 2nd Floor                                      Roth & Zabel LLP (law firm) (2001-2004); Law Clerk,
Summit, NJ  07901-2154                                           Hon. James H. Coleman, New Jersey Supreme Court
(04/27/75) (2000-2001).
---------------------------------------------------------------------------------------------------------------------
Marielena Glassman(iii)              Treasurer,                  Chief Administration Officer, DB Absolute Return
Deutsche Asset Management            Principal                   Strategies (2002 to present).  Formerly Global Head
25 DeForest Ave., 2nd Floor          Financial & Accounting      of Business Management, Deutsche Asset Management
Summit, NJ  07901-2154               Officer                     (1990 to 2002): Co-Head of Global Portfolio
(06/06/63)                                                       Management product, Bankers Trust Private Banking
                                                                 (1996-1999).
---------------------------------------------------------------------------------------------------------------------
Neil Novembre(iii)                   Assistant Treasurer         Head of Fund Accounting, DB Absolute Return
Deutsche Asset Management                                        Strategies (2002 to present).  Formerly,
25 DeForest Ave., 2nd Floor                                      Assurance/Business Advisory Services,
Summit, NJ  07901-2154                                           PricewaterhouseCoopers, New York (2000-2002);
(06/18/73)                                                       Rothstein, Kass & Company, New Jersey (hedge fund
                                                                 administrator)(1996-2000).
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(iii) All Officers also serve in similar capacities as Officers for other funds advised by the Investment Manager or its affiliates.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (CONTINUED)(UNAUDITED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Anthony Conte(iii)        Assistant           Head of Alternative Assets Compliance (06/2005 to present); Head of Compliance, DB
                          Treasurer           Absolute Return Deutsche Asset Management Strategies (2003 to present); Head of
                                              Business Risk, 345 Park Avenue DB Absolute Return Strategies (2001 to 2003); Head of
                                              New York, NY 10154 Asset Management Compliance, CIBC World Markets Corp. (3/28/69)
                                              (1999 to 2001).
------------------------------------------------------------------------------------------------------------------------------------
John  H.  Kim(iii)        Secretary           Director and Senior Counsel, Deutsche Asset Management Deutsche Asset Management
                                              (asset management division of Deutsche Bank) (2001 to 345 Park Avenue present); Sr.
                                              Associate, Wilkie Farr & Gallagher (law New York, NY 10154 firm) (1995 to 2001).
                                              (1/9/71)
------------------------------------------------------------------------------------------------------------------------------------
David  Goldman            Assistant           Vice President, Deutsche Asset Management (legal department) (2006 to present);
Deutsche Asset            Secretary           Assistant Vice 345 Park Avenue President, Deutsche Asset Management (2002 to 2005).
Management                                    New York, NY 10154 (12/24/73)
------------------------------------------------------------------------------------------------------------------------------------
Philip Gallo              Chief Compliance    Managing Director (April 2003 to present), Global Head of Asset Management Compliance
Deutsche Asset            Officer             (January 2004 to present and formerly Head of asset Management Compliance (April 2003
Management                                    to December 2004), Deutsche Asset Management. Chief Compliance Officer, DWS, Scudder
345 Park Avenue                               Family of Funds (October 2004 to present). Prior to joining Deutsche Asset
New York, NY  10154                           Management, Vice President and Associate General Counsel at Goldman Sachs until March
(8/02/62)                                     2003.
------------------------------------------------------------------------------------------------------------------------------------

The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.


--------------------------------------------------------------------------------
(iii) All Officers also serve in similar capacities as Officers for other funds advised by the Investment Manager or its affiliates.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; SEC FILINGS (UNAUDITED)
--------------------------------------------------------------------------------

The Fund invests substantially all of its assets in the securities of Investment Funds, which are privately placed investment vehicles, typically referred to as "hedge funds." These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Fund receives notices or proxies from Investment Funds (or receives proxy statements or similar notices in connection with any other portfolio securities); the Fund has delegated proxy voting responsibilities to the Adviser. The Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Adviser and its affiliates, including the Fund's principal underwriter.

A description of the Adviser's Policies is available (i) without charge, upon request, by calling the Fund toll-free at 1-888-262-0695, and (ii) on the SEC's website at WWW.SEC.GOV.

In addition, the Fund is required to file new Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The funds Form N-PX is available (i) without charge, upon request, by calling the Fund toll free at 1-888-262-0695 and (ii) on the SEC's website at WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at WWW.SEC.GOV. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
COMPONENTS OF NET ASSETS BY INVESTMENT STRATEGY (UNAUDITED)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


Long/Short Equity   36.7%
Relative Value      29.2%
Event Driven        20.1%
Global Macro         9.0%
Other Assets         5.0%

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Topiary Master Fund for Benefit Plan Investors (BPI) LLC
            -------------------------------------------------------------

By (Signature and Title)*  /s/ Pamela Kiernan
                          -----------------------------------------------
                           Pamela Kiernan, President
                           (principal executive officer)

Date   December 4, 2006
     --------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Pamela Kiernan
                          -----------------------------------------------
                           Pamela Kiernan, President
                           (principal executive officer)

Date   December 4, 2006
     --------------------------------------------------------------------

By (Signature and Title)*  /s/ Marie Glassman
                          -----------------------------------------------
                           Marie Glassman, Treasurer, Principal Financial Officer and Accounting Officer
                           (principal financial officer)

Date   December 4, 2006
     --------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.